SUBSEQUENT EVENT (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 09, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 07, 2025	Mar. 07, 2025	Feb. 25, 2025
Proceeds from issuance of preferred stock			$ 403,000	$ 0
Proceeds from sale of common stock			$ 0	$ 30,000
Convertible Promissory Note Agreement [Member]
Convertible debt						$ 370,000	$ 358,200
Convertible Promissory Note Agreement [Member] | Investor [Member]
Convertible debt					$ 10,000
Series D-1 Preferred Shares [Member] | Convertible Promissory Note Agreement [Member] | January 2026 [Member]
Convertible debt		$ 58,000
Conversion price		$ 0.43
Note converted into preferred stock		134,884
Subsequent Event [Member] | Investor [Member] | Warrants [Member]
Warrant exercise price	$ 0.65
Number of shares under warrant	126,923
Warrants, expiration period	five-year
Subsequent Event [Member] | Convertible Promissory Note Agreement [Member] | Investor [Member]
Original issue discount	$ 15,000
Interest rate	8.00%
Convertible debt	$ 165,000
Debt instrument, maturity date	April 9, 2027
Debt Issuance Costs	$ 6,500
Proceeds from issuance of debt	$ 143,500
Subsequent Event [Member] | ELOC [Member]
Proceeds from sale of common stock		$ 74,332
Common stock, shares issued		500,000
Shares sold under ELOC arrangement		82,374
Subsequent Event [Member] | Preferred stock series D-1 [Member]
Sale price of stock per share		$ 0.43
Proceeds from issuance of preferred stock		$ 100,000
Issuance of preferred stock		232,558
Subsequent Event [Member] | Preferred Stock Series E [Member]
Issuance of warrants to purchase common stock		267,059
Exercise price per share		$ 1.00
Subsequent Event [Member] | Preferred Stock Series E [Member] | Private placement One [Member]
Issuance of preferred stock		323,530
Subsequent Event [Member] | Preferred Stock Series E [Member] | Private placement Two [Member]
Sale price of stock per share		$ 0.34
Proceeds from issuance of preferred stock		$ 110,000
Subsequent Event [Member] | Series D-1 Preferred Shares [Member] | Convertible Promissory Note Agreement [Member] | January 2026 [Member]
Convertible debt		$ 58,000
Conversion price		$ 0.43
Note converted into preferred stock		134,884